Capital Lease Obligations	12 Months Ended
Jun. 30, 2017
Capital Lease Obligations [Abstract]
Capital lease obligations

Note 12 – Capital lease obligations

Capital lease obligations consisted of the following:

	June 30, 2017	June 30, 2016

Lease obligations for ten waste hauling trucks expired June 2015, lease payment at $28,858 (RMB195,676) and $14,848 (RMB100,676) per month from July 2013 to June 2014 and from July 2014 to June 2015, respectively, with interest at 16.8% per annum. In June 2015, lessor verbally agreed to extend due date for the unpaid balance to June 2016. The Company is arranging a repayment plan with the lessor subsequently.	119,906	122,366
Lease obligations for an excavator expiring in May 2016, lease payment at $ 4,787 (RMB32,462) per month with interest at 8.8% per annum. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.3% per day penalty fee will be applied to the outstanding balance of lease obligation that remains unpaid after the monthly payment due date. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $30,617 (RMB 207,602).	58,578	28,535
Lease obligations for thirty waste hauling trucks expiring in July 2016, lease payment at $80,236 (RMB544,050) per month with interest at 15.6% per annum. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.1% per day penalty fee will be applied to the outstanding balance of lease obligation. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $482,499 (RMB 3,271,632).	1,901,613	1,449,258
Lease obligation for a loader expired in April 2016, lease payment at $ 2,375 (RMB16,101) per month with interest at 8.3% per annum. In May 2016, the lessor verbally agreed to extend the due date for the unpaid balance to October 2016. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.3% per day penalty fee will be applied to the outstanding balance of lease obligation that remains unpaid after the monthly payment due date. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $41,560 (RMB 281,803).	79,515	38,733
Lease obligation for a loader expired in April 2016, lease payment at $2,367 (RMB16,053) per month with interest at 8.3% per annum. In May 2016, the lessor verbally agreed to extend the due date for the unpaid balance to October 2016. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.3% per day penalty fee will be applied to the outstanding balance of lease obligation that remains unpaid after the monthly payment due date. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $41,437(RMB 280,971).	79,280	38,619
Lease obligation for an excavator expiring in October 2016, lease payment at $6,914 (RMB46,870) per month with interest at 8.7% per annum. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.3% per day penalty fee will be applied to the outstanding balance of lease obligation that remains unpaid after the monthly payment due date. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $103,908 (RMB 704,559).	238,156	137,504
Lease obligation for an excavator expiring in October 2016, lease payment at $4,787 (RMB32,462) per month with interest at 8.7% per annum. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.3% per day penalty fee will be applied to the outstanding balance of lease obligation that remains unpaid after the monthly payment due date. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $71,967(RMB 487,982).	164,948	95,236
Lease obligation for a land use right which the Company expects to pay in full in late 2017.	1,888,766	1,927,500
Lease obligation for an excavator commenced on August 1, 2015 expiring on July 1, 2017, total obligation is approximately $149,092 (RMB1,010,928), lease payment at $4,787 (RMB32,462) per month with interest at 9.593%. The Company is arranging a repayment plan with the lessor subsequently.	92,440	98,587
Lease obligation for an excavator commenced on August 1, 2015 expiring on July 1, 2017, total obligation is approximately $149,092 (RMB1,010,928), lease payment at $4,787 (RMB32,462) per month with interest at 9.593%. The Company is arranging a repayment plan with the lessor subsequently.	92,440	98,587
Lease obligation for a loader commenced on August 1, 2015 expiring on January 1, 2017, total obligation is approximately $58,220 (RMB394,764), lease payment at $2,353 (RMB15,958) per month with interest at 9.525%. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.3% per day penalty fee will be applied to the outstanding balance of lease obligation that remains unpaid after the monthly payment due date. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $12,036 (RMB81,614).	45,195	34,672
Lease obligation for a loader commenced on August 1, 2015 expiring on July 1, 2017, total obligation is approximately $57,180 (RMB387,714), lease payment at $2,311 (RMB15,673) per month with interest at 9.525%. The Company is arranging a repayment plan with the lessor subsequently. The lease agreement provides that 0.3% per day penalty fee will be applied to the outstanding balance of lease obligation that remains unpaid after the monthly payment due date. As of June 30, 2017, total outstanding balance includes an estimated penalty approximately $11,821 (RMB 80,156).	44,387	34,052
Subtotal	4,805,224	4,103,649
Less: deferred interest	(454)	(12,506)
Capital lease obligations, net	4,804,770	4,091,143
Less: capital lease obligations - current	(4,804,770)	(4,062,291)
Capital lease obligations – non-current	$-	$28,852

As of June 30, 2017 and 2016, the Company has accrued interest of $76,854 and $66,388, respectively, in connection with the capital lease obligations, and were classified in the Company’s consolidated balance sheets under the caption “Other payables and accrued liabilities”. Interest expenses on capital lease obligations for the years ended June 30, 2017 and 2016 amounted to $11,746 and $123,478, respectively.

Future annual capital lease payments approximately consist of the following:

Twelve months ending June 30,	Amount
2018	$4,804,770
-
Total	$4,804,770